PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
PROPERTY AND EQUIPMENT
Depreciation expenses	$ 23,807	$ 17,910	$ 40,866	$ 6,472